OTHER EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Changes in asset retirement obligations at closed sites	$ 21.0	$ 7.3
Write-down of assets	6.7	9.2
Expense of restructuring activities	3.2	0.0
Expense of consulting costs	6.4	2.5
Other	6.1	2.5
Other expenses (income)	$ 43.4	$ 21.5